Intangible Assets and Goodwill (Details 3) - Cash-generating units [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill
Goodwill	R$ 3,711,721	R$ 3,694,879
Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill	3,674,034	3,674,036
Digital Services Platform
Intangible Assets and Goodwill
Goodwill	R$ 37,687	R$ 20,843